PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022	Jun. 15, 2022
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization			$ 534,371	$ 161,663
Impairment of property and equipment			100,165
Land	$ 3,675,000	$ 3,675,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			891,174	381,541	1,255,045
Loans payable				1,000,000.0	$ 6,000,000.0
American Pacific Bancorp Inc [Member]
Property, Plant and Equipment [Line Items]
Loans payable						$ 5,700,000
Subsequent Event [Member] | Loan Agreement [Member] | American Pacific Bancorp Inc [Member]
Property, Plant and Equipment [Line Items]
Loans payable						$ 5,700,000
Building [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Buildings		$ 8,942,640
Property, Plant and Equipment, Useful Life	28 years
Office Building [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			$ 48,007
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Capitalized in computer software				715,354
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Capitalized costs				$ 163,106